Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIEs Assets and Liabilities

Summarized below is the information related to the combined VIEs’ assets and liabilities as of December 31, 2016 and 2015, respectively:

	As of December 31, 2016	As of December 31,2015

Current assets	$29,489,009	$30,218,278
Plant and equipment, net	28,777	40,225
Other noncurrent assets	211,467	226,631
Total assets	29,729,253	30,485,134
Total liabilities	(4,300,574)	(2,159, 601)
Net assets	$25,428,679	$28,325,533

Scheule of VIEs Reported Consolidated Statements of Operations and Comprehensive Income

Summarized below is the information related to the financial performance of the VIEs reported in the Company’s consolidated statements of operations and comprehensive income for the years ended December 31, 2016 and 2015, respectively:

	Year ended December 31, 2016	Year ended December 31, 2015

Revenues	$15,821,980	$7,781,686
Cost of revenues	380,072	235,152
Total operating expenses	1,555,571	1,724,607
Net income	13,920,490	5,612,168